Supplement to the
Strategic Advisers® International Fund
April 29, 2015
Prospectus

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair beginning on page 22.

Stephanie Braming , Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

SIT-15-02  May 27, 2015
1.923440.107

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2015
Prospectus

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair on page 32.

Stephanie Braming , Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

STG-15-02  May 27, 2015
1.954793.110

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class F
April 29, 2015
Prospectus

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair on page 25.

Stephanie Braming , Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

STG-F-15-02  May 27, 2015
1.963582.106

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 29, 2015
Prospectus

The following information supplements the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Stephanie Braming (portfolio manager) has co-managed William Blair's portion of the fund's assets since 2015.

The following information supplements the biographical information found in the "Fund Management" section for William Blair on page 27.

Stephanie Braming , Partner, CFA is co-portfolio manager of William Blair's portion of the fund's assets, which she has managed since 2015. Since joining the firm in 2004, she has been instrumental in product design, portfolio construction, and investment process enhancements.  Stephanie has also been a portfolio manager on two strategies and served in a leadership role in our quantitative research development.

STG-L-STG-N-15-02  May 27, 2015
1.9586944.104